Statement of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Deficit) [Member]	Total
Balance at Dec. 31, 2011	$ 1,500		$ (2,100)	$ (600)
Balance, Shares at Dec. 31, 2011	15,000,000
Net income			25,783	25,783
Balance at Dec. 31, 2012	1,500		23,683	25,183
Balance, Shares at Dec. 31, 2012	15,000,000
Net income			112,992	112,992
Balance at Dec. 31, 2013	$ 1,500		$ 136,675	$ 138,175
Balance, Shares at Dec. 31, 2013	15,000,000